Long-Term Indebtedness	12 Months Ended
Mar. 31, 2012
Long-Term Indebtedness

11. LONG-TERM INDEBTEDNESS

Long-term indebtedness as of March 31, 2011 and 2012 consists of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥—	$—
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	609,756
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	182,927
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000	487,805
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000	243,902
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,677	2,411	29,403
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,941	1,921	23,428
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	426,829
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	243,902
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000	243,902
Euro Yen Zero Coupon Convertible Bonds, due December 2011	2,221	—	—

Total bonds	226,839	204,332	2,491,854

Unsecured loans-
Banks and insurance companies,
weighted average	1.11%	0.95%	—
due through 2017	331,941	379,135	4,623,598

Secured loans-
Banks, insurance companies and other financial institution,
weighted average	0.01%	0.01%	—
due through 2014	633	447	5,451

Long-term indebtedness caused by lease transactions (see Note 4)	28,754	45,174	550,902

Capital lease obligations (see Note 8)	2,362	1,507	18,378

Total	590,529	630,595	7,690,183
Less - Current maturities included in current liabilities	(111,106)	(105,160)	(1,282,439)

	¥479,423	¥525,435	$6,407,744

Secured loans are collateralized by land, buildings and lease receivables with book values of ¥720 million and ¥512 million ($6,244 thousand) as of March 31, 2011 and 2012.

All bonds outstanding as of March 31, 2012 are redeemable at the option of Ricoh under certain conditions as provided in the applicable agreements.

Bonds are subject to certain covenants such as restrictions on certain additional secured indebtedness, as defined in the agreements. Ricoh was in compliance with such covenants as of March 31, 2012.

As is customary in Japan, substantially all of the bank borrowings are subject to general agreements with each bank which provide, among other things, that the banks may request additional security for these loans if there is reasonable and probable cause and may treat any security furnished to the banks as well as cash deposited as security for all present and future indebtedness. Ricoh has never been requested to submit such additional security with respect to any material borrowings.

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥105,160
2014	157,737
2015	161,354
2016	87,357
2017	78,415
2018 and thereafter	40,572

Total	¥630,595